GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2012
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2011		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥30,409	¥21,696	¥31,493	¥21,906
Patent rights	19,185	15,310	16,818	14,170
Customer relationships	25,726	9,053	31,473	12,214
Other	9,771	6,190	16,281	6,966

Total	¥85,091	¥52,249	¥96,065	¥55,256

Intangible Assets Not Subject to Amortization

	March 31,
	2011	2012
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥9,317	¥8,842
Other	1	2

Total	¥9,318	¥8,844

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2012 are as follows:

Year ended March 31, 2012
(Yen in millions)
Intangible assets subject to amortization:
Software	¥4,871
Patent rights	1,067
Customer relationships	6,690
Other	6,960

Total	¥19,588

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2013	¥9,141
2014	5,675
2015	4,052
2016	3,512
2017	2,897

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2011 and 2012 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2010
Goodwill	¥100	¥1,309	¥8,692	¥28,517	¥18,456	¥14,064	¥4,596	¥75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,266	2,941	26,868	18,456	13,170	1,900	64,701
Goodwill acquired during the year	—	—	11,320	14,143	—	391	—	25,854
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(616)	(148)	—	(748)	—	(1,516)

Balance at March 31, 2012
Goodwill	100	1,262	19,060	40,863	18,456	12,835	4,595	97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,262	¥13,645	¥40,863	¥18,456	¥12,813	¥1,900	¥89,039